Called up share capital and other equity instruments - HSBC's additional tier 1 capital - contingent convertible securities in issue which are accounted for in equity (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 SGD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 20,871,000,000				$ 22,367,000,000
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000
Other equity instruments interest rate	5.625%	5.625%	5.625%	5.625%
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%
$2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
$2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350,000,000
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%
$1,800m 6.500% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800,000,000
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%
EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%
EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%
GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | £		£ 1,000,000,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%
SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount				$ 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%
SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount				$ 750,000,000
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%
Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 20,871,000,000				22,392,000,000
Contingent convertible securities | $1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000
Other equity instruments interest rate	5.625%	5.625%	5.625%	5.625%
Other equity instruments	$ 0				1,494,000,000
Contingent convertible securities | $2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%
Other equity instruments	$ 1,995,000,000				1,998,000,000
Contingent convertible securities | $2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
Other equity instruments	$ 2,240,000,000				2,244,000,000
Contingent convertible securities | $2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
Other equity instruments	$ 2,453,000,000				2,460,000,000
Contingent convertible securities | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
Other equity instruments	$ 2,993,000,000				2,997,000,000
Contingent convertible securities | $2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350,000,000
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%
Other equity instruments	$ 2,346,000,000				2,347,000,000
Contingent convertible securities | $1,800m 6.500% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800,000,000
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%
Other equity instruments	$ 1,797,000,000				1,798,000,000
Contingent convertible securities | EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%
Other equity instruments	$ 1,940,000,000				1,943,000,000
Contingent convertible securities | EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
Other equity instruments	$ 1,119,000,000				1,120,000,000
Contingent convertible securities | EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%
Other equity instruments	$ 1,418,000,000				1,420,000,000
Contingent convertible securities | GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | £		£ 1,000,000,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%
Other equity instruments	$ 1,299,000,000				1,299,000,000
Contingent convertible securities | SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount				$ 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%
Other equity instruments	$ 722,000,000				723,000,000
Contingent convertible securities | SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount				$ 750,000,000
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%
Other equity instruments	$ 549,000,000				$ 549,000,000